Investment Strategy	Dec. 30, 2025
American Funds Retirement Income Portfolio – Conservative | American Funds Retirement Income Portfolio – Conservative
Prospectus [Line Items]
Strategy [Heading]	Principal investment strategies
Strategy Narrative [Text Block]

The fund is intended primarily for investors who are already in retirement or plan to retire in the near future and who are seeking an investment for use with a periodic withdrawal program. In some cases, all or a portion of any distribution from the fund may include the investor’s original investment. The American Funds Retirement Income Portfolio – Conservative (“Conservative Portfolio” or the “fund”) is designed for investors who desire a potentially lower level of downside risk in exchange for a potentially lower level of income and growth of capital. The fund is not designed to be the sole option for the investor’s retirement income needs nor is there any guarantee that the fund will provide adequate income through retirement.

The fund will attempt to achieve its investment objectives by investing in a mix of American Funds in varying combinations and weightings over time. The underlying American Funds will typically seek to generate income from their investments and will primarily consist of fixed-income, equity-income and balanced funds. The fund may also invest in growth-and-income funds. Through its investments in the underlying funds, the fund will have significant exposure to fixed-income securities and to dividend-paying common stocks.

The Conservative Portfolio currently plans to invest a higher ratio in underlying funds that invest significantly in bonds and other fixed-income securities. With respect to its fixed income investments, the underlying funds in which the fund invests may hold debt securities with a wide range of quality and of any maturity or duration. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates. The fund may invest in underlying funds with significant exposure to bonds rated BB+ or below and Ba1 or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser, or unrated but determined by the fund’s investment adviser to be of equivalent quality. Securities rated BB+ or below and Ba1 or below are sometimes referred to as “junk bonds.” Exposure to lower rated securities may help the fund achieve its primary objective of providing current income.

The underlying funds may hold securities issued and guaranteed by the U.S. government, securities issued by federal agencies and instrumentalities and securities backed by mortgages or other assets. The underlying funds may also invest in the securities of governments, agencies, corporations and other entities domiciled outside the United States.

The fund will seek exposure to investments outside the United States as well as in the United States. The investment adviser believes that exposure to investments outside the United States can help provide diversification when seeking current income and long-term growth of capital.

The fund’s investment adviser seeks to create combinations of underlying funds that complement each other with a goal of achieving the Conservative Portfolio’s investment objectives of providing current income, long-term growth of capital and conservation of capital, with an emphasis on income and conservation of capital. In making this determination, the fund’s investment adviser considers the historical volatility and returns of the underlying funds and how various combinations would have behaved in past market environments. It also considers, among other topics, current market conditions and the investment positions of the underlying funds.

The fund’s investment adviser periodically reviews the investment strategies and asset mix of the underlying funds. The investment adviser will also consider whether overall market conditions would favor a change in the exposure of the fund to various asset types or geographic regions. Based on these considerations, the investment adviser may make adjustments to underlying fund holdings by adjusting the percentage of individual underlying funds within the fund, or adding or removing underlying funds. The investment adviser may also determine not to change the underlying fund allocations, particularly in response to short-term market movements, if in its opinion the combination of underlying funds is appropriate to meet the fund’s investment objectives.

The fund is one of a suite of three American Funds Retirement Income Portfolios designed to help investors in or near retirement with a withdrawal program. The three portfolios are designed to provide investors with the ability to produce cash flows from their investments in the portfolio over an extended period of time along a variation of risk profiles. The Conservative Portfolio seeks to provide the lowest downside risk of the three portfolios, which normally results in a comparatively lower level of income and potential for growth of capital. The American Funds Retirement Income Portfolio – Enhanced (the “Enhanced Portfolio”) seeks somewhat higher income and long-term growth of capital, but also entails potentially greater volatility, which results in higher potential downside risk. The American Funds Retirement Income Portfolio – Moderate (the “Moderate Portfolio”) offers investors an intermediate investment option, seeking greater current income and long-term growth than the Conservative Portfolio, with potentially less volatility and downside risk relative to the Enhanced Portfolio.

American Funds Retirement Income Portfolio – Moderate | American Funds Retirement Income Portfolio – Moderate
Prospectus [Line Items]
Strategy [Heading]	Principal investment strategies
Strategy Narrative [Text Block]

The fund is intended primarily for investors who are already in retirement or plan to retire in the near future and who are seeking an investment for use with a periodic withdrawal program. In some cases, all or a portion of any distribution from the fund may include the investor’s original investment. The American Funds Retirement Income Portfolio – Moderate (“Moderate Portfolio” or the “fund”) is designed for investors who desire a balanced approach to downside risk, income and growth of capital. The fund is not designed to be the sole option for the investor’s retirement income needs nor is there any guarantee that the fund will provide adequate income through retirement.

The fund will attempt to achieve its investment objectives by investing in a mix of American Funds in varying combinations and weightings over time. The underlying American Funds will typically seek to generate income from their investments and will primarily consist of equity-income, fixed-income and balanced funds. The fund may also invest in growth-and-income funds. Through its investments in the underlying funds, the fund will have significant exposure to dividend-paying and growth-oriented common stocks and to fixed-income securities.

The Moderate Portfolio currently plans to invest about equally in underlying funds that invest significantly in stocks and other equity securities and bonds and other fixed-income securities. The fund will seek exposure to investments outside the United States as well as in the United States. The investment adviser believes that exposure to investments outside the United States can help provide diversification when seeking current income and long-term growth of capital.

With respect to its fixed income investments, the underlying funds in which the fund invests may hold debt securities with a wide range of quality and of any maturity or duration. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates. The fund may invest in underlying funds with significant exposure to bonds rated BB+ or below and Ba1 or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser, or unrated but determined by the fund’s investment adviser to be of equivalent quality. Securities rated BB+ or below and Ba1 or below are sometimes referred to as “junk bonds.” Exposure to lower rated securities may help the fund achieve its primary objective of providing current income.

The underlying funds may hold securities issued and guaranteed by the U.S. government, securities issued by federal agencies and instrumentalities and securities backed by mortgages or other assets. The underlying funds may also invest in the securities of governments, agencies, corporations and other entities domiciled outside the United States.

The fund’s investment adviser seeks to create combinations of underlying funds that complement each other with a goal of achieving the Moderate Portfolio’s investment objectives of providing current income, long-term growth of capital and conservation of capital. In making this determination, the fund’s investment adviser considers the historical volatility and returns of the underlying funds and how various combinations would have behaved in past market environments. It also considers, among other topics, current market conditions and the investment positions of the underlying funds.

The fund’s investment adviser periodically reviews the investment strategies and asset mix of the underlying funds. The investment adviser will also consider whether overall market conditions would favor a change in the exposure of the fund to various asset types or geographic regions. Based on these considerations, the investment adviser may make adjustments to underlying fund holdings by adjusting the percentage of individual underlying funds within the fund, or adding or removing underlying funds. The investment adviser may also determine not to change the underlying fund allocations, particularly in response to short-term market movements, if in its opinion the combination of underlying funds is appropriate to meet the fund’s investment objectives.

The fund is one of a suite of three American Funds Retirement Income Portfolios designed to help investors in or near retirement with a withdrawal program. The three portfolios are designed to provide investors with the ability to produce cash flows from their investments in the portfolio over an extended period of time along a variation of risk profiles. The American Funds Retirement Income Portfolio – Conservative (the “Conservative Portfolio”) seeks to provide the lowest downside risk of the three portfolios, which normally results in a comparatively lower level of income and potential for growth of capital. The American Funds Retirement Income Portfolio – Enhanced (the “Enhanced Portfolio”) seeks somewhat higher income and long-term growth of capital, but also entails potentially greater volatility, which results in higher potential downside risk. The Moderate Portfolio offers investors an intermediate investment option, seeking greater current income and long-term growth than the Conservative Portfolio, with potentially less volatility and downside risk relative to the Enhanced Portfolio.

American Funds Retirement Income Portfolio – Enhanced | American Funds Retirement Income Portfolio – Enhanced
Prospectus [Line Items]
Strategy [Heading]	Principal investment strategies
Strategy Narrative [Text Block]

The fund is intended primarily for investors who are already in retirement or plan to retire in the near future and who are seeking an investment for use with a periodic withdrawal program. In some cases, all or a portion of any distribution from the fund may include the investor’s original investment. The American Funds Retirement Income Portfolio – Enhanced (“Enhanced Portfolio” or the “fund”) is designed for investors who desire a potentially higher level of income and growth of capital in exchange for potentially greater downside risk. The fund is not designed to be the sole option for the investor’s retirement income needs nor is there any guarantee that the fund will provide adequate income through retirement.

The fund will attempt to achieve its investment objectives by investing in a mix of American Funds in varying combinations and weightings over time. The underlying American Funds will primarily consist of equity funds in the equity-income, balanced and growth-and-income fund categories. The fund may also invest in fixed-income funds. Through its investments in the underlying funds, the fund will have significant exposure to both dividend-paying and growth-oriented common stocks.

The Enhanced Portfolio currently plans to invest a higher ratio in underlying funds that invest significantly in stocks and other equity securities. The fund will seek exposure to investments outside the United States as well as in the United States. The investment adviser believes that exposure to investments outside the United States can help provide diversification when seeking current income and long-term growth of capital.

With respect to its fixed income investments, the underlying funds in which the fund invests may hold debt securities with a wide range of quality and of any maturity or duration. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates. The fund may invest in underlying funds with significant exposure to bonds rated BB+ or below and Ba1 or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser, or unrated but determined by the fund’s investment adviser to be of equivalent quality. Securities rated BB+ or below and Ba1 or below are sometimes referred to as “junk bonds.” Exposure to lower rated securities may help the fund achieve its primary objective of providing current income.

The underlying funds may hold securities issued and guaranteed by the U.S. government, securities issued by federal agencies and instrumentalities and securities backed by mortgages or other assets. The underlying funds may also invest in the securities of governments, agencies, corporations and other entities domiciled outside the United States.

The fund’s investment adviser seeks to create combinations of underlying funds that complement each other with a goal of achieving the Enhanced Portfolio’s investment objectives of providing current income, long-term growth of capital and conservation of capital, with an emphasis on income and growth of capital. In making this determination, the fund’s investment adviser considers the historical volatility and returns of the underlying funds and how various combinations would have behaved in past market environments. It also considers, among other topics, current market conditions and the investment positions of the underlying funds.

The fund’s investment adviser periodically reviews the investment strategies and asset mix of the underlying funds. The investment adviser will also consider whether overall market conditions would favor a change in the exposure of the fund to various asset types or geographic regions. Based on these considerations, the investment adviser may make adjustments to underlying fund holdings by adjusting the percentage of individual underlying funds within the fund, or adding or removing underlying funds. The investment adviser may also determine not to change the underlying fund allocations, particularly in response to short-term market movements, if in its opinion the combination of underlying funds is appropriate to meet the fund’s investment objectives.

The fund is one of a suite of three American Funds Retirement Income Portfolios designed to help investors in or near retirement with a withdrawal program. The three portfolios are designed to provide investors with the ability to produce cash flows from their investments in the portfolio over an extended period of time along a variation of risk profiles. The American Funds Retirement Income Portfolio – Conservative (the “Conservative Portfolio”) seeks to provide the lowest downside risk of the three portfolios, which normally results in a comparatively lower level of income and potential for growth of capital. The Enhanced Portfolio seeks somewhat higher income and long-term growth of capital, but also entails potentially greater volatility, which results in higher potential downside risk. The American Funds Retirement Income Portfolio – Moderate offers investors an intermediate investment option, seeking greater current income and long-term growth than the Conservative Portfolio, with potentially less volatility and downside risk relative to the Enhanced Portfolio.